Prior Service Cost and Actuarial Loss Expected to be Amortized at KII, AVX and TA (Detail) (Foreign, JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Foreign
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	¥ 9
Recognized actuarial loss	¥ 226